Subsequent events	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent events
23	Subsequent events
From April 1, 2018 to June 30, 2018, the Company repurchased an additional 83,322 shares of its common stock for an aggregate purchase price of approximately $262,000.